UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Simms Capital Management, Inc.
Address: 55 Railroad Avenue

         Greenwich, CT  06830

13F File Number:  28-05860

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Arthur O. Poltrack
Title:     Chief Financial Officer
Phone:     203-861-8565

Signature, Place, and Date of Signing:

     Arthur O. Poltrack     Greenwich, CT     May 11, 2001


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     63

Form13F Information Table Value Total:     1560520


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                               TITLE
                               OF                            VALUE  SHARES/ SH/ PUT/  INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER                 CLASS                CUSIP (x$1000)  PRN AMT PRN CALL  DSCRETN MANAGERS        SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ----- ------- ----------- -------- -------- --------
ADECCO SA ADR                  SPON ADR           6754105    30698   475569 SH        SOLE                  475569        0        0
AES CORP                       Common Stocks    00130H105    30563   606549 SH        SOLE                  606549        0        0
AFLAC                          Common Stocks      1055102    22876   827009 SH        SOLE                  827009        0        0
AHOLD NV-ADR                   SPON ADR         500467303    31494  1014299 SH        SOLE                 1014299        0        0
AKZO NOBEL NV                  Common Stocks     10199305    36003   870162 SH        SOLE                  870162        0        0
ALZA CORP                      Common Stocks     22615108    21320   525631 SH        SOLE                  525631        0        0
AMGEN INC                      Common Stocks     31162100    19342   320004 SH        SOLE                  320004        0        0
AOL TIME WARNER                Common Stocks    00184A105    19150   476952 SH        SOLE                  476952        0        0
ASIA SATELLITE                 Common Stocks    04516X106     9152   501456 SH        SOLE                  501456        0        0
BARCLAYS ADS A                 Common Stocks    06738E204    36668   291479 SH        SOLE                  291479        0        0
BED BATH&BEYOND                Common Stocks     75896100    22026   896877 SH        SOLE                  896877        0        0
CALPINE CORP                   Common Stocks    131347106    14484   259939 SH        SOLE                  259939        0        0
CENTERSPAN COMMUNICATIONS      Common Stocks    152012100     2052   136800 SH        SOLE                  136800        0        0
CHINA MOBILE                   Common Stocks    16941M109    19671   893741 SH        SOLE                  893741        0        0
CISCO SYSTEMS                  Common Stocks    17275R102    10405   626791 SH        SOLE                  626791        0        0
CITIGROUP INC                  Common Stocks    172967101    27036   598422 SH        SOLE                  598422        0        0
COMVERSE TECHNOLOGY INC        Common Stocks    205862402     8983   149403 SH        SOLE                  149403        0        0
CONCORD EFS                    Common Stocks    206197105    22492   557366 SH        SOLE                  557366        0        0
CONSUMER PORTFOLIO SERVICES    Common Stocks    210502100      445   250000 SH        SOLE                  250000        0        0
CVS CORP                       Common Stocks    126650100    26250   450500 SH        SOLE                  450500        0        0
DASSAULT SYS AD                Common Stocks    237545108    32832   770239 SH        SOLE                  770239        0        0
EISAI CO LTD SPONS ADR         SPON ADR         282579309    41013  1629084 SH        SOLE                 1629084        0        0
ELAN CORP PLC                  Common Stocks    284131208    69813  1336134 SH        SOLE                 1336134        0        0
EMBRATEL PARTICIPACOES- A      Common Stocks    29081N100    12642  1359328 SH        SOLE                 1359328        0        0
EMC CORP MASS                  Common Stocks    268648102    20791   673896 SH        SOLE                  673896        0        0
EPCOS AG SPON ADR              SPON ADR         29410P107    26308   458321 SH        SOLE                  458321        0        0
FAMLY DOLLR STR                Common Stocks    307000109    25011   979550 SH        SOLE                  979550        0        0
FANNIE MAE                     Common Stocks    313586109    29591   372519 SH        SOLE                  372519        0        0
FRESENIUS MED                  Common Stocks    358029106    34680  1525752 SH        SOLE                 1525752        0        0
GENL ELECTRIC                  Common Stocks    369604103    18837   445263 SH        SOLE                  445263        0        0
GUCCI GRP NV                   Common Stocks    401566104    48573   580665 SH        SOLE                  580665        0        0
ING GROEP N V                  Common Stocks    456837103    39748   610757 SH        SOLE                  610757        0        0
JOHNSON ELECTRIC ADR           SPON ADR         479087207    21969  1400726 SH        SOLE                 1400726        0        0
KONINKLIJKE PHILIPS ELECT      Common Stocks    500472303     8494   275494 SH        SOLE                  275494        0        0
KOREA TELECOM CORP ADR         SPON ADR         50063P103    17913   771464 SH        SOLE                  771464        0        0
KYOCERA CORP                   Common Stocks    501556203    22131   239247 SH        SOLE                  239247        0        0
LUXOTTICA ADS                  Common Stocks    55068R202    48722  3211763 SH        SOLE                 3211763        0        0
MBNA CORP                      Common Stocks    55262L100    32054   965309 SH        SOLE                  965309        0        0
NOKIA ADR A                    Common Stocks    654902204    48840  2035002 SH        SOLE                 2035002        0        0
NTT DOCOMO INC                 Common Stocks    62942M201    33114   379760 SH        SOLE                  379760        0        0
OMNICOM GROUP                  Common Stocks    681919106    25567   309568 SH        SOLE                  309568        0        0
ORACLE CORP                    Common Stocks    68389X105    13763   880969 SH        SOLE                  880969        0        0
ORIX CORPORATION               Common Stocks    686330101    39148   917883 SH        SOLE                  917883        0        0
PEARSON PLC SPON ADR           SPON ADR         705015105    33886  1930837 SH        SOLE                 1930837        0        0
PFIZER INC                     Common Stocks    717081103    34326   836333 SH        SOLE                  836333        0        0
RADIO SHACK CORP               Common Stocks    750438103    15595   416723 SH        SOLE                  416723        0        0
REUNION INDUSTRIES             Common Stocks     76132107      203   137700 SH        SOLE                  137700        0        0
SAFEWAY INC                    Common Stocks    786514208    25646   466884 SH        SOLE                  466884        0        0
SAP AG ADR                     SPON ADR         803054204    27353   943528 SH        SOLE                  943528        0        0
SEATTLE FILMWOR                Common Stocks    71940B109      585   634694 SH        SOLE                  634694        0        0
STMICROELECTRNC                Common Stocks    861012102    41610  1217747 SH        SOLE                 1217747        0        0
SUN MICROSYSTEM                Common Stocks    866810104     9992   602506 SH        SOLE                  602506        0        0
TELEFONICA SA                  Common Stocks    879382208    23098   482213 SH        SOLE                  482213        0        0
TEVA PHARMACEUTICAL ADR        SPON ADR         881624209    40963   749886 SH        SOLE                  749886        0        0
TMP WORLDWIDE INC              Common Stocks    872941109     9063   233989 SH        SOLE                  233989        0        0
TNT POST                       Common Stocks    888742103    36553  1725016 SH        SOLE                 1725016        0        0
TREND MICRO INC ADR            SPON ADR         89486M107      208    47600 SH        SOLE                   47600        0        0
TYCO INTL LTD                  Common Stocks    902124106    27026   622238 SH        SOLE                  622238        0        0
UNITED MICROELECTRONICS-A      Common Stocks    910873207    14691  1569558 SH        SOLE                 1569558        0        0
VODAFONE AIRTOUCH PLC          Common Stocks    92857W100    40344  1485957 SH        SOLE                 1485957        0        0
WELLPOINT HEALTH NETWORKS      Common Stocks    94973H108    27664   290209 SH        SOLE                  290209        0        0
WPP GROUP PLC                  Common Stocks    929309300    21204   394943 SH        SOLE                  394943        0        0
XILINX INC                     Common Stocks    983919101     7846   215385 SH        SOLE                  215385        0        0
